Insurance contracts in the financial services business - Summary of Changing the Underlying Assumptions of MCEV (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations	¥ 1,422,374	¥ 1,343,198	¥ 1,095,086
Equity	¥ 8,513,589	8,510,151	¥ 7,756,105	¥ 6,657,150
Interest rates, measurement input [member] | 50bp decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		2,418
Equity		130,997
Interest rates, measurement input [member] | 50bp decrease [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(96,388)
Equity		(489,064)
Interest rates, measurement input [member] | 50bp decrease [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		98,806
Equity		620,061
Interest rates, measurement input [member] | 50bp increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(18,124)
Equity		(132,719)
Interest rates, measurement input [member] | 50bp increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		69,393
Equity		413,835
Interest rates, measurement input [member] | 50bp increase [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(87,517)
Equity		(546,554)
Fair value of stocks [Member] | 10% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(8,212)
Equity		(6,266)
Fair value of stocks [Member] | 10% decrease [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		404,020
Equity		290,894
Fair value of stocks [Member] | 10% decrease [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(412,232)
Equity		(297,160)
Fair value of stocks [Member] | 10% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		4,420
Equity		3,535
Fair value of stocks [Member] | 10% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(407,812)
Equity		(293,625)
Fair value of stocks [Member] | 10% increase [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		412,232
Equity		297,160
Foreign exchange rates [Member] | 10% appreciation of the Yen [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(7,381)
Equity		27,654
Foreign exchange rates [Member] | 10% appreciation of the Yen [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		539,518
Equity		366,832
Foreign exchange rates [Member] | 10% appreciation of the Yen [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(546,899)
Equity		(339,178)
Foreign exchange rates [Member] | 10% depreciation of the Yen [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		3,744
Equity		(30,272)
Foreign exchange rates [Member] | 10% depreciation of the Yen [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(543,155)
Equity		(369,450)
Foreign exchange rates [Member] | 10% depreciation of the Yen [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		546,899
Equity		339,178
Maintenance expenses rates [Member] | 10% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(4,313)
Equity		(5,390)
Maintenance expenses rates [Member] | 10% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(4,313)
Equity		(5,390)
Lapse and surrender rates [Member] | 10% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(23,254)
Equity		(34,971)
Lapse and surrender rates [Member] | 10% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(23,254)
Equity		(34,971)
Mortality rates (death protection) [Member] | 5% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(4,838)
Equity		(4,710)
Mortality rates (death protection) [Member] | 5% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(4,838)
Equity		(4,710)
Mortality rates (third sector / annuity products) [Member] | 5% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		960
Equity		(467)
Mortality rates (third sector / annuity products) [Member] | 5% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		960
Equity		(467)
Morbidity rates [Member] | 5% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(7,191)
Equity		(4,639)
Morbidity rates [Member] | 5% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes from discontinued operations		(7,191)
Equity		¥ (4,639)